Vessels, net (Tables)	12 Months Ended
Dec. 31, 2025
Vessels, net [Abstract]
Vessels, net
The amounts in the balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2023	126,646	(12,096)	114,550
—Depreciation	-	(4,181)	(4,181)
Balance, December 31, 2024	126,646	(16,277)	110,369
—Depreciation	-	(4,180)	(4,180)
Balance, December 31, 2025	126,646	(20,457)	106,189